Current and Future Changes Accounting policies - Summary of Exposures to Interest Rate Benchmarks Subject to IBOR Reform (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivatives Positive fair value	$ 53,596	$ 54,242
Derivatives Negative fair value	56,727	$ 53,203
Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	130,189
Non-derivative financial liabilities	3,247
Notional	4,559,715
Derivatives Positive fair value	15,484
Derivatives Negative fair value	18,940
Off-balance sheet commitments	107,648
Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	669,773
Derivatives Positive fair value	10,855
Derivatives Negative fair value	11,832
US LIBOR [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	129,000
US LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	128,762
Non-derivative financial liabilities	2,273
Notional	3,336,792
Derivatives Positive fair value	3,856
Derivatives Negative fair value	6,119
Off-balance sheet commitments	106,341
GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	864
Non-derivative financial liabilities	875
Notional	305,129
Derivatives Positive fair value	316
Derivatives Negative fair value	342
Off-balance sheet commitments	1,307
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	563
Non-derivative financial liabilities	99
Notional	248,021
Derivatives Positive fair value	457
Derivatives Negative fair value	647
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	37,128
Derivatives Positive fair value	898
Derivatives Negative fair value	928
LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Non-derivative financial assets	130,189
Non-derivative financial liabilities	3,247
Notional	3,889,942
Derivatives Positive fair value	4,629
Derivatives Negative fair value	7,108
Off-balance sheet commitments	107,648
US LIBOR And Other Rates [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	482,940
Derivatives Positive fair value	8,461
Derivatives Negative fair value	9,677
US LIBOR And GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	119,468
Derivatives Positive fair value	1,334
Derivatives Negative fair value	1,062
USLIBORAndJPYLIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional	30,237
Derivatives Positive fair value	162
Derivatives Negative fair value	$ 165